Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Oct. 01, 2012
Columbia Flexible Capital Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Flexible Capital Income Fund (the Fund) seeks to provide shareholders current income, with long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.9 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period from July 28, 2011 (commencement of operations) to May 31, 2012, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.9 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class R4 and Class R5 are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Fund indirectly bears a pro rata portion of the fees and expenses of funds in which it invests. “Total Annual Fund Operating Expenses” in the table may not match “Net Expenses” in the Financial Highlights section of this prospectus because it does not include such acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuing its investment objective, the Fund invests broadly in debt, equity and/or “hybrid” (convertible) securities. The Fund allocates its investments from one asset class to another based on the portfolio managers’ analysis of the opportunities for the Fund to achieve its objective in a given market. The Fund’s investments in debt securities may include investment grade and non-investment grade bonds, bank loans and U.S. Government securities. The Fund may invest up to 100% of its assets in debt securities that are rated below investment grade (i.e., high-yield or “junk” securities) or, if unrated, deemed of comparable quality.

The Fund seeks to invest in undervalued or out-of-favor securities it believes offer opportunities for current income, with long-term capital appreciation.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.

		The Fund’s equity securities will consist primarily of large cap, dividend paying common stocks or preferred securities, but the Fund may invest in issuers of any size. The Fund may also invest in hybrid securities, including convertible bonds and convertible preferred securities. The Fund may invest up to 25% of its net assets in foreign securities, including investments in emerging market issuers.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund’s allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.

Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.

Credit Risk. Credit risk applies to most fixed income securities, but is generally less of a factor for obligations backed by the “full faith and credit” of the U.S. Government. It is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Low and Below Investment Grade (High-Yield) Securities Risk. Securities with the lowest investment grade rating, securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Preferred Stock Risk. Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include Issuer Risk and Market Risk.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.

		Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager’s perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table are not presented because the Fund, which commenced operations on July 28, 2011, does not have annual returns for a full calendar year as of the date of this prospectus. When performance is available, the Fund intends to compare its performance to the performance of the Barclays U.S. Aggregate Bond Index and a blended index comprised of one-third each of the Russell 1000 Value Index, the Barclays U.S. Corporate Investment Grade & High Yield Index and the Barclays U.S. Convertible Composite Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and average annual total return table are not presented because the Fund, which commenced operations on July 28, 2011, does not have annual returns for a full calendar year as of the date of this prospectus.
Columbia Flexible Capital Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	1.02%	[1],[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.97%	[1],[3]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[1],[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.21%	[1],[4]
1 year	rr_ExpenseExampleYear01	691
3 years	rr_ExpenseExampleYear03	1,085
5 years	rr_ExpenseExampleYear05	1,504
10 years	rr_ExpenseExampleYear10	2,666
1 year	rr_ExpenseExampleNoRedemptionYear01	691
3 years	rr_ExpenseExampleNoRedemptionYear03	1,085
5 years	rr_ExpenseExampleNoRedemptionYear05	1,504
10 years	rr_ExpenseExampleNoRedemptionYear10	2,666
Columbia Flexible Capital Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	1.02%	[1],[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.72%	[1],[3]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[1],[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.96%	[1],[4]
1 year	rr_ExpenseExampleYear01	298
3 years	rr_ExpenseExampleYear03	767
5 years	rr_ExpenseExampleYear05	1,363
10 years	rr_ExpenseExampleYear10	2,974
1 year	rr_ExpenseExampleNoRedemptionYear01	198
3 years	rr_ExpenseExampleNoRedemptionYear03	767
5 years	rr_ExpenseExampleNoRedemptionYear05	1,363
10 years	rr_ExpenseExampleNoRedemptionYear10	2,974
Columbia Flexible Capital Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.55%	[1],[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%	[1],[3]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[1],[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.90%	[1],[4]
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	361
5 years	rr_ExpenseExampleYear05	651
10 years	rr_ExpenseExampleYear10	1,476
1 year	rr_ExpenseExampleNoRedemptionYear01	92
3 years	rr_ExpenseExampleNoRedemptionYear03	361
5 years	rr_ExpenseExampleNoRedemptionYear05	651
10 years	rr_ExpenseExampleNoRedemptionYear10	1,476
Columbia Flexible Capital Income Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	1.02%	[1],[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.22%	[1],[3]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[1],[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.46%	[1],[4]
1 year	rr_ExpenseExampleYear01	148
3 years	rr_ExpenseExampleYear03	617
5 years	rr_ExpenseExampleYear05	1,113
10 years	rr_ExpenseExampleYear10	2,477
1 year	rr_ExpenseExampleNoRedemptionYear01	148
3 years	rr_ExpenseExampleNoRedemptionYear03	617
5 years	rr_ExpenseExampleNoRedemptionYear05	1,113
10 years	rr_ExpenseExampleNoRedemptionYear10	2,477
Columbia Flexible Capital Income Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	1.02%	[1],[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.72%	[1],[3]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[1],[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.96%	[1],[4]
1 year	rr_ExpenseExampleYear01	98
3 years	rr_ExpenseExampleYear03	465
5 years	rr_ExpenseExampleYear05	856
10 years	rr_ExpenseExampleYear10	1,953
1 year	rr_ExpenseExampleNoRedemptionYear01	98
3 years	rr_ExpenseExampleNoRedemptionYear03	465
5 years	rr_ExpenseExampleNoRedemptionYear05	856
10 years	rr_ExpenseExampleNoRedemptionYear10	1,953
Columbia Flexible Capital Income Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.60%	[1],[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%	[1],[3]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[1],[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.95%	[1],[4]
1 year	rr_ExpenseExampleYear01	97
3 years	rr_ExpenseExampleYear03	376
5 years	rr_ExpenseExampleYear05	677
10 years	rr_ExpenseExampleYear10	1,532
1 year	rr_ExpenseExampleNoRedemptionYear01	97
3 years	rr_ExpenseExampleNoRedemptionYear03	376
5 years	rr_ExpenseExampleNoRedemptionYear05	677
10 years	rr_ExpenseExampleNoRedemptionYear10	1,532
Columbia Flexible Capital Income Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	1.02%	[1],[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.97%	[1],[3]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[1],[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.21%	[1],[4]
1 year	rr_ExpenseExampleYear01	123
3 years	rr_ExpenseExampleYear03	541
5 years	rr_ExpenseExampleYear05	985
10 years	rr_ExpenseExampleYear10	2,219
1 year	rr_ExpenseExampleNoRedemptionYear01	123
3 years	rr_ExpenseExampleNoRedemptionYear03	541
5 years	rr_ExpenseExampleNoRedemptionYear05	985
10 years	rr_ExpenseExampleNoRedemptionYear10	2,219
Columbia Flexible Capital Income Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	1.02%	[1],[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.72%	[1],[3]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[1],[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.96%	[1],[4]
1 year	rr_ExpenseExampleYear01	98
3 years	rr_ExpenseExampleYear03	465
5 years	rr_ExpenseExampleYear05	856
10 years	rr_ExpenseExampleYear10	1,953
1 year	rr_ExpenseExampleNoRedemptionYear01	98
3 years	rr_ExpenseExampleNoRedemptionYear03	465
5 years	rr_ExpenseExampleNoRedemptionYear05	856
10 years	rr_ExpenseExampleNoRedemptionYear10	1,953

[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Other expenses for Class R4 and Class R5 are based on estimated amounts for the current fiscal year.
[3]	The Fund indirectly bears a pro rata portion of the fees and expenses of funds in which it invests. "Total Annual Fund Operating Expenses" in the table may not match "Net Expenses" in the Financial Highlights section of this prospectus because it does not include such acquired fund fees and expenses.
[4]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.10% for Class A, 1.85% for Class C, 0.79% for Class I, 1.35% for Class R, 0.85% for Class R4, 0.84% for Class R5, 1.10% for Class W and 0.85% for Class Z.